OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Geographic information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
External revenue	$ 4,914.0	$ 4,707.9
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	8,483.4	8,658.5
Canada
Disclosure of operating segments [line items]
External revenue	498.7	474.2
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	1,496.2	1,541.7
United States
Disclosure of operating segments [line items]
External revenue	2,194.2	2,241.8
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	4,369.1	4,534.7
United Kingdom
Disclosure of operating segments [line items]
External revenue	245.2	281.6
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	394.8	399.0
Rest of Americas
Disclosure of operating segments [line items]
External revenue	114.3	133.0
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	222.5	221.8
Europe
Disclosure of operating segments [line items]
External revenue	746.1	663.6
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	1,229.2	1,162.3
Asia
Disclosure of operating segments [line items]
External revenue	908.8	759.9
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	570.1	610.8
Oceania and Africa
Disclosure of operating segments [line items]
External revenue	206.7	153.8
Non-current assets other than financial instruments, deferred tax assets and employee benefits assets	$ 201.5	$ 188.2